DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Translation, Revenues, Advertising and Comprehensive Income (Details) $ in Millions			12 Months Ended
	Nov. 01, 2025 USD ($) item	Sep. 08, 2025 USD ($) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Certain Risks and Concentrations
Accounts receivable			$ 720.3	$ 11.2
Comprehensive Income
Accumulated other comprehensive loss			(0.1)	(22.1)
Accumulated other comprehensive gain (loss) reclassified			$ 0.8	$ (2,428.6)	$ 102.5
Microsoft Agreement
Other Revenue
Services term		5 years
Number of tranches | item		9
Upfront payments		$ 6,958.1
Meta Agreement
Other Revenue
Services term	5 years
Number of tranches | item	2
Consideration	$ 2,880.7
Revenue | Customer Concentration | Customer A
Certain Risks and Concentrations
Concentration risk percentage			25.00%	27.00%
Revenue | Customer Concentration | Customer B
Certain Risks and Concentrations
Concentration risk percentage			15.00%
Revenue | Customer Concentration | Customer C
Certain Risks and Concentrations
Concentration risk percentage				11.00%
Accounts receivable | Customer Concentration | Customer A
Certain Risks and Concentrations
Accounts receivable				$ 6.6
Concentration risk percentage				59.00%
Accounts receivable | Customer Concentration | Customer D
Certain Risks and Concentrations
Accounts receivable			$ 597.0
Concentration risk percentage			83.00%
Capital expenditures | Supplier Concentration
Certain Risks and Concentrations
Number of suppliers | item			2	1
Maximum | Microsoft Agreement
Other Revenue
Consideration		$ 17,392.9
Netherlands | Minimum
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)			17.71%
Netherlands | Maximum
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)			22.71%
Other companies | Minimum
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)			10.21%
Other companies | Maximum
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)			33.80%